Share-based payments	12 Months Ended
Dec. 31, 2024
Share-based payments
Share-based payments

28   Share-based payments

For the purpose of establishing the Group’s share incentive scheme, a special purpose vehicle was set up in 2017 to indirectly hold ordinary shares of the Company. As the Company has the power to govern the relevant activities of the special purpose vehicle and can derive benefits from the services to be rendered by the grantees, the directors of the Company consider that it is appropriate to consolidate the special purpose vehicle. In September 2020, the Company purchased at par value of the 66,171,600 ordinary shares indirectly held by the special purpose vehicle and deposited these shares to the depositary of its ADS program. The aggregate consideration of RMB88,280,000 for 66,171,600 shares had been recognized as “shares held for share incentive scheme” before the respective shares were effectively transferred to grantees under share incentive scheme. This payment of RMB88,280,000 has been settled in December 2023.

On November 7, 2017, equity-settled share-based compensation plan (“the Share Option Scheme”) was set up with the objective to recognize and reward the contribution of eligible directors, employees and other persons (collectively, the “Grantees”) for the growth and developments of the Group. On September 10, 2019, the Board of Directors of the Company approved to amend and restate the equity-settled share-based compensation plan to supplement the Share Option Scheme with performance-based shares to grant to the Grantees (“the Restricted Share Units Scheme”). The 66,171,600 shares reserved for the share incentive scheme comprise the options previously granted under the Share Option Scheme and the remaining shares for grant under the Restricted Share Units Scheme. Both the Share Option Scheme and the Restricted Share Units Scheme are valid and effective for 10 years from the grant date. In 2022, the Company approved the increase of the number of ordinary shares available for award grant purpose under its share incentive scheme by 35,099,420. As such, the total number of ordinary shares which may be issued under the share incentive scheme is 101,271,020 shares.

In 2022, the Board of Directors of the Company approved a new share repurchase program in which the Company may purchase its own ADSs for award grant purpose. For the year ended December 31, 2022, the Company repurchased 8.02 million ADSs for a total cost of RMB74,992,000.

Share-based compensation expenses for the years ended December 31, 2022, 2023 and 2024 were allocated as follows:

	For the year ended
	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Note 12)	(Note 12)
Continuing operations
- Cost of revenue	(5)	3,184	87
- Research and development expenses	(136)	2,934	34
- Selling and marketing expenses	991	1,860	(31)
- General and administrative expenses	12,346	6,302	922
	13,196	14,280	1,012
Discontinued operations	165	217	146
	13,361	14,497	1,158

Continuing operations
- Value of employee’s services (Note 8)	7,759	10,954	490
- Value of non-employee’s services	5,437	3,326	522
	13,196	14,280	1,012
Discontinued operations	165	217	146
	13,361	14,497	1,158

28    Share-based payments (Continued)

(a)   Share Option Scheme

Subject to the Grantee continuing to be a service provider, 100% of these options will be vested over 4 years upon fulfilling the service conditions and performance conditions prescribed in the grantee agreement.

The exercisable period of options starts no earlier than 12 months after the Company successfully completes an initial public offering and the Company’s shares get listed in the stock exchange (“IPO and Listing”) and no later than 10 years from the grant date. The vesting date is determined by the Board of Directors of the Company.

Movements in the number of share options granted to employees are as follows:

	Number of share options
	For the year ended
	December 31,
	2022	2023	2024
At the beginning of the year	12,725,995	10,137,344	8,141,810
Exercised	(621,930)	—	—
Forfeited	(1,966,721)	(1,995,534)	(1,311,700)
At the end of the year	10,137,344	8,141,810	6,830,110

For the outstanding share options, the weighted-average exercise price was RMB18.02 and RMB29.99 per share and the weighted-average remaining contractual life was 4.22 and 4.16 years, respectively, as of December 31, 2023 and 2024, respectively.

Share options outstanding at the balance sheet dates have the following expiry dates and exercise prices.

				Number of share options
				As at December 31,
Grant Year	Expiry Year	Exercise price	Fair value of options	2023	2024
2017	2027	RMB1.33	RMB0.62	944,490	831,690
2017	2027	RMB2.00	RMB0.52	4,576,500	4,139,400
2018	2028	RMB52.00	RMB26.00	2,068,320	1,418,520
2019	2029	RMB52.00	RMB23.42	552,500	440,500
				8,141,810	6,830,110

The Company have used the discounted cash flow method to determine the underlying equity fair value of the Company to determine the fair value of the underlying ordinary share before its IPO. Key assumptions, such as discount rate and projections of future performance, are required to be determined by the Company with best estimate.

Based on fair value of the underlying ordinary share, the Company have used Binomial option-pricing model to determine the fair value of the share option as at the grant date. Key assumptions are set as below:

	2017	2018	2019
Discount rate	24.0%	17.0%	17.0%
Risk‑free interest rate	4.0%	4.0%	3.0%
Volatility	52.0%	51.0%	46.0%
Dividend yield	0.0%	0.0%	0.0%

28    Share-based payments (Continued)

(a)   Share Option Scheme (Continued)

The Binomial Model requires the input of highly subjective assumptions. The risk-free rate for periods within the contractual life of the option is based on the China Treasury yield curve in effect at the time of grant. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected life of the options. The Company estimates the volatility of its ordinary shares at the respective dates of grant based on the historical volatility of similar U.S. public companies for a period equal to the expected life preceding the grant date.

(b)	Restricted Share Units Scheme

Subject to the Grantee continuing to be a service provider, 100% of these restricted share units will be vested over 4 years upon fulfilling the service conditions and performance conditions prescribed in the grantee agreement.

Movements in the number of restricted share units granted to employees are as follows:

	Number of restricted share units
	For the year ended December 31,
	2022	2023	2024

At the beginning of the year	16,552,829	36,232,094	30,526,123
Granted	28,745,900	230,000	1,010,000
Vested	(3,538,551)	—	—
Forfeited	(5,528,084)	(5,935,971)	(8,406,986)
At the end of the year	36,232,094	30,526,123	23,129,137

28   Share-based payments (Continued)

(b)  Restricted Share Units Scheme (Continued)

Restricted share units outstanding at the balance sheet dates have the following expiry dates and fair value prices.

			Number of restricted share units
			As at December 31,
			2023	2024
		Fair value of restricted share units
Grant Year	Expiry Year	RMB
09/10/2019	09/10/2029	35.22	158,807	158,807
01/01/2020	01/01/2030	16.18	11,502	11,502
04/01/2020	04/01/2030	16.98	42,505	42,505
07/01/2020	07/01/2030	38.67	1,500	1,500
06/01/2021	06/01/2031	13.69	155,040	125,030
06/01/2021	06/01/2031	14.31	7,500	7,500
06/01/2021	06/01/2031	14.93	112,500	37,500
07/01/2021	07/01/2031	15.16	99,001	99,001
09/01/2021	09/01/2031	5.53	3,335,253	2,721,253
10/01/2021	10/01/2031	5.25	70,001	67,501
10/01/2021	10/01/2031	4.68	3,444,091	3,239,591
01/02/2022	01/02/2032	2.40	103,397	96,421
01/02/2022	01/02/2032	2.41	1,740,001	1,740,001
01/02/2022	01/02/2032	3.29	462,265	432,265
01/02/2022	01/02/2032	2.64	365,760	165,760
04/02/2022	04/02/2032	1.78	130,000	40,000
07/02/2022	07/02/2032	2.72	40,000	25,000
10/02/2022	10/02/2032	0.98	80,000	80,000
12/16/2022	12/16/2032	0.81	19,977,000	12,965,500
01/02/2023	01/02/2033	0.71	190,000	62,500
12/16/2024	12/16/2034	0.39	—	760,000
12/16/2024	12/16/2034	0.44	—	250,000
			30,526,123	23,129,137

Based on fair value of the underlying ordinary share, the Company have used the Monte Carlo model to determine the fair value of the restricted share units as at the grant date. The model inputs for restricted share units granted during the year ended December 31, 2022, 2023 and 2024 included:

	2022	2023	2024

Risk-free interest rate	2.0%~3.0%	2.0%~3.0%	1.0%~2.0%
Volatility	43.0%~49.0%	48.0%~49.0%	62.0%~64.0%
Dividend yield	0.0%	0.0%	0.0%

The Monte Carlo model requires the input of highly subjective assumptions. The risk-free rate for periods within the contractual life of the restricted share units is based on the China Treasury Bond Yield Curve in effect at the time of grant. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected life of the restricted share units. The Company estimates the volatility of its ordinary shares at the date of grant based on the historical volatility of similar US public companies for a period equal to the expected life preceding the grant date. The fair value is recognized as an expense over the relevant service period, which is the vesting period of the restricted share units.

28   Share-based payments (Continued)

(c)  Share Repurchase

In 2022, the Board of Directors of the Company approved a new share repurchase program in which the Company may purchase its own ADSs for award grant purpose. For the year ended December 31, 2022, the Company repurchased 8.02 million ADSs as 24.07 million ordinary shares for a total cost of RMB74,992,000.